SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to YUNJI INC’s ordinary shareholders	$ (19,059)	¥ (133,284)	¥ (123,110)	¥ (165,129)
Denominator:
-Weighted average ordinary shares outstanding	1,970,423,265	1,970,423,265	1,967,498,669	1,971,108,505
Denominator for diluted earnings per ordinary share	1,970,423,265	1,970,423,265	1,967,498,669	1,971,108,505
Net loss per share attributable to ordinary shareholders:
- Basic | (per share)	$ (0.01)	¥ (0.07)	¥ (0.06)	¥ (0.08)
- Diluted | (per share)	$ (0.01)	¥ (0.07)	¥ (0.06)	¥ (0.08)